Net Fee and Commission Income	12 Months Ended
Dec. 31, 2019
Fee And Commission Income Expense Abstract [Abstract]
Disclosure Of Fee And Commission Income Expense Explanatory

28. Net Fee and Commission Income

Details of fee and commission income, and fee and commission expense for the years ended December 31, 2017, 2018 and 2019, are as follows:

	2017		2018		2019
	(In millions of Korean won)
Fee and commission income
Banking activity fees	￦	188,405	￦	208,443	￦	214,512
Lending activity fees		74,858		74,340		83,916
Credit & Debit card related fees and commissions		1,847,743		1,360,515		1,316,636
Agent activity fees		152,028		149,585		172,211
Trust and other fiduciary fees		353,903		363,767		388,352
Fund management related fees		132,889		132,657		153,798
Guarantee fees		49,546		44,104		48,122
Foreign currency related fees		106,038		124,201		134,145
Commissions from transfer agent services		195,556		167,071		145,846
Other business account commission on consignment		33,793		36,947		36,813
Commissions received on securities business		450,199		518,309		445,987
Lease fees		144,221		246,537		428,195
Others		259,071		291,244		310,714

Sub-total		3,988,250		3,717,720		3,879,247

Fee and commission expense
Trading activity related fees[1]		29,547		31,889		28,869
Lending activity fees		23,253		25,734		26,040
Credit card related fees and commissions		1,482,221		907,831		892,391
Outsourcing related fees		127,542		164,594		190,312
Foreign currency related fees		27,394		43,053		42,902
Other		248,269		301,243		343,729

Sub-total		1,938,226		1,474,344		1,524,243

Net fee and commission income	￦	2,050,024	￦	2,243,376	￦	2,355,004

[1]	The fees from financial instruments at fair value through profit or loss.